 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2024 to December 31, 2024

Date of Report (Date of earliest event reported): January 31, 2025

Commission File Number of securitizer:  025-06333

Central Index Key Number of securitizer:  0001952516

Series B, a series of Freedom Consumer Credit Fund, LLC

Ajit Marathe, Senior Vice President, Finance

Telephone (844) 606-9533

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Series B, a series of Freedom Consumer Credit Fund, LLC, has indicated by check mark that there is no activity to report for the annual period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Series B, a series of Freedom Consumer Credit Fund, LLC
(Securitizer)

By:	Freedom Financial Asset Management, LLC, its managing member

By:	/s/ Ajit Marathe
Name:	Ajit Marathe
Title:	Senior Vice President, Finance

Date:	January 31, 2025